FAIR VALUE MEASUREMENT 10K	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
NOTE 14. FAIR VALUE MEASUREMENT

The fair value of cash and cash equivalents, accounts and other receivables and accounts payable approximates their carrying value due to their shorter maturities.  As of March 31 2014, the fair value of our USA segment debt (Level 3 measurement) is approximately $5.0 million higher than the $8.2 million carrying value of that debt, based on current market rates for similar debt with similar maturities.  The fair value of our Brazil segment debt (Level 3 measurement) approximates the carrying value of that debt based on the current market rates for similar debt with similar maturities.

Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Certain assets and liabilities are presented in the financial statements at fair value.  Assets and liabilities measured at fair value on a recurring basis include derivative warrant and conversion liabilities.  Assets and liabilities measured at fair value on a non-recurring basis may include property.

We assess the inputs used to measure fair value using a three-tier hierarchy based on the extent to which inputs used in measuring fair value are observable in the market:

●	Level 1 – inputs include quoted prices for identical instruments and are the most observable.
●	Level 2 – inputs include quoted prices for similar assets and observable inputs such as interest rates, currency exchange rates and yield curves.
●	Level 3 – inputs are not observable in the market and include management’s judgments about the assumptions market participants would use in pricing the asset or liability.

For instruments measured using Level 3 inputs, a reconciliation of the beginning and ending balances is disclosed.

The following tables summarize the fair values by input hierarchy of items measured at fair value on a recurring basis on our consolidated balance sheets (in thousands):

		Level 1	Level 2	Level 3	Total
March 31, 2014
Derivative warrant liabilities	(1)	$-	$-	$(5,121)	$(5,121)
Derivative converstion liability	(2)			(86)	(86)
Total liabilities at fair value		$-	$-	$(5,207)	$(5,207)

December 31, 2013
Derivative warrant liabilities	(1)	$-	$-	$(1,685)	$(1,685)
Total liabilities at fair value		$-	$-	$(1,685)	$(1,685)

(1)	These warrants are valued using the lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current exercise price of the warrants. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the warrant. Additional assumptions that were used to calculate fair value follow.

	March 31, 2014	December 31, 2013
Risk-free interest rate	0.1% - 0.7%	0.1% - 0.6%
	(0.7% weighted average)	(0.5% weighted average)
Expected volatility	92%-123%	105% - 108%
	(118% weighted average)	(107% weighted average)

(2)	These conversion liabilities were valued using a lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current conversion price of the debt. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the underlying debt. Additional assumptions that were used to calculate fair value follow.

March 31, 2014
Risk-free interest rate	0.1%
Expected volatility	92%

The following tables summarize the changes in level 3 items measured at fair value on a recurring basis (in thousands):

	Fair Value as of Beginning of Period	Total Realized and Unrealized Gains (Losses)	Issuance of New Instruments	Net Transfers (Into) Out of Level 3	Fair Value, at End of Period	Change in Unrealized Gains (Losses) on Instruments Still Held
Three Months Ended March 31, 2014		(1)
Derivative warrant liability	$(1,685)	$1,555	$(4,991)	$-	$(5,121)	$1,555
Derivative conversion liability	-	503	(589)	-	(86)	503
Total Level 3 fair value	$(1,685)	$2,058	$(5,580)	$-	$(5,207)	$2,058

Three Months Ended March 31, 2013
Derivative warrant liability	$(4,520)	$(2,238)	$-	$-	$(6,758)	$(2,238)
Derivative conversion liability	(2,199)	(1,300)	-	24	(3,475)	(1,317)
Total Level 3 fair value	$(6,719)	$(3,538)	$-	$24	$(10,233)	$(3,555)

(1)	Included in change in fair value of derivative warrant and conversion liabilities in our consolidated statements of operations.

The following tables summarize the fair values by input hierarchy of items measured at fair value in our balance sheets on a nonrecurring basis (in thousands):

		As of March 31, 2014				2014 Impairment
		Level 1	Level 2	Level 3	Total	Losses
						(1)
Property, net	(1)	$-	$-	$394	$394	$-
Property, net		$-	$-	$394	$394	$-

		As of December 31, 2013				2013 Impairment
		Level 1	Level 2	Level 3	Total	Losses
						(1)
Property, net	(1)	$-	$-	$394	$394	$300
Property, net		$-	$-	$394	$394	$300

(1)	Machinery and equipment not currently in use was evaluated for impairment and as a result was written down to estimated fair value in the first quarter of 2013 and the second quarter of 2012. Fair value is an estimate of net realizable value comprised of an estimate of proceeds from sale, based on an internal evaluation of market conditions, less estimated costs to sell. The estimate of net realizable value is subject to change.

NOTE 18. FAIR VALUE MEASUREMENT

The fair value of cash and cash equivalents, accounts and other receivables and accounts payable approximates their carrying value due to their shorter maturities.  As of December 31 2013, the fair value of our USA segment debt (Level 3 measurement) is approximately $0.3 million higher than the $6.2 million carrying value of that debt, based on current market rates for similar debt with similar maturities.  The fair value of our Brazil segment debt (Level 3 measurement) approximates the carrying value of that debt based on the current market rates for similar debt with similar maturities.

Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Certain assets and liabilities are presented in the financial statements at fair value.  Assets and liabilities measured at fair value on a recurring basis include derivative warrant and conversion liabilities.  Assets and liabilities measured at fair value on a non-recurring basis may include property.

We assess the inputs used to measure fair value using a three-tier hierarchy based on the extent to which inputs used in measuring fair value are observable in the market:

●	Level 1 – inputs include quoted prices for identical instruments and are the most observable.
●	Level 2 – inputs include quoted prices for similar assets and observable inputs such as interest rates, currency exchange rates and yield curves.
●	Level 3 – inputs are not observable in the market and include management’s judgments about the assumptions market participants would use in pricing the asset or liability.

For instruments measured using Level 3 inputs, a reconciliation of the beginning and ending balances is disclosed.

The following tables summarize the fair values by input hierarchy of items measured at fair value on a recurring basis on our consolidated balance sheets (in thousands):

		Level 1	Level 2	Level 3	Total
December 31, 2013
Derivative warrant liabilities	(1)	$-	$-	$(1,685)	$(1,685)
Total liabilities at fair value		$-	$-	$(1,685)	$(1,685)

December 31, 2012
Derivative warrant liabilities	(1)	$-	$-	$(4,520)	$(4,520)
Derivative conversion liabilities	(2)	-	-	(2,199)	(2,199)
Total liabilities at fair value		$-	$-	$(6,719)	$(6,719)

(1)	These warrants are valued using the lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current exercise price of the warrants. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the warrant. Additional assumptions that were used to calculate fair value follow.

	December 31, 2013	December 31, 2012
Risk-free interest rate	0.1% - 0.6%	0.1% - 0.7%
	(0.5% weighted average)	(0.6% weighted average)
Expected volatility	107%	93%

(2)	These conversion liabilities were valued using a lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current conversion price of the debt. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the underlying debt. Additional assumptions that were used to calculate fair value follow.

December 31, 2012
Risk-free interest rate	0.2%-0.3%
(0.3% weighted average)
Expected volatility	93%

The following tables summarize the changes in level 3 items measured at fair value on a recurring basis (in thousands):

	Fair Value as of Beginning of Period	Total Realized and Unrealized Gains (Losses)	Issuance of New Instruments	Net Transfers (Into) Out of Level 3		Fair Value, at End of Period	Change in Unrealized Gains (Losses) on Instruments Still Held
2013		(1)
Derivative warrant liability	$(4,520)	$(950)	$(575)	$4,360	(2)	$(1,685)	(372)
Derivative conversion liability	(2,199)	(80)	(598)	2,877	(3)	-	NA
Total Level 3 fair value	$(6,719)	$(1,030)	$(1,173)	$7,237		$(1,685)	$(372)

2012
Derivative warrant liability	$(1,296)	$3,048	$(6,983)	$711	(4)	$(4,520)	$3,320
Derivative conversion liability	-	2,372	(4,466)	(105	)(5)	(2,199)	2,372
Total Level 3 fair value	$(1,296)	$5,420	$(11,449)	$606		$(6,719)	$5,692

(1)	Included in change in fair value of derivative warrant and conversion liabilities in our consolidated statements of operations.
(2)	Represents fair value of warrants cancelled in connection with the Exchange.
(3)	Represents $2.8 million fair value of conversion liabilities when eliminated in connection with the Modification and $0.1 million as a result of conversions of debt.
(4)	Represents transfers to equity as a result of a holder exercising a warrant.
(5)	Represents an adjustment to loss on extinguishment as a result of issuing a replacement senior convertible debenture.

The following tables summarize the fair values by input hierarchy of items measured at fair value in our balance sheets on a nonrecurring basis (in thousands):

		As of December 31, 2013				2013 Impairment
		Level 1	Level 2	Level 3	Total	Losses
						(1)
Property, net	(1)	$-	$-	$394	$394	$300
Property, net		$-	$-	$394	$394	$300

		As of December 31, 2012				2012 Impairment
		Level 1	Level 2	Level 3	Total	Losses
						(1)
Property, net	(1)	$-	$-	$1,058	$1,058	$1,069
Property, net		$-	$-	$1,058	$1,058	$1,069

(1)	Machinery and equipment not currently in use was evaluated for impairment and as a result was written down to estimated fair value in the first quarter of 2013 and the second quarter of 2012. Fair value is an estimate of net realizable value comprised of an estimate of proceeds from sale, based on an internal evaluation of market conditions, less estimated costs to sell. The estimate of net realizable value is subject to change.